UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21179

Name of Fund:  BlackRock New York Municipal Income Quality Trust (BSE)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock New York

             Municipal Income Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 05/31/2016

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2016 (Unaudited)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 115.9%
Corporate — 0.3%
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	$250	$320,090
County/City/Special District/School District — 19.1%
City of New York New York, GO, Refunding, Series E:
5.50%, 8/01/25	830	1,059,694
5.00%, 8/01/30	1,000	1,199,060
City of New York New York, GO:
Series A-1, 5.00%, 8/01/35	200	233,624
Sub-Series D-1, Fiscal 2014, 5.00%, 8/01/31	440	531,960
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	1,100	1,307,856
5.00%, 11/15/45	1,250	1,479,325
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/39 (a)	1,000	440,930
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	150	169,398
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Sub-Series B-1, 5.00%, 11/01/35	425	511,020
City of New York New York Transitional Finance Authority Future Tax Secured, Refunding RB, Series C, 5.00%, 11/01/30	590	727,470
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A:
5.25%, 5/01/31	200	233,182
(AGM), 5.75%, 5/01/17 (b)	1,000	1,046,440
County of Erie New York Industrial Development Agency, Refunding RB, City School District of Buffalo Project, 5.00%, 5/01/28	750	928,920
Haverstraw-Stony Point Central School District, GO, Refunding, 5.00%, 10/15/36	240	288,026
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	500	512,270

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
Hudson Yards Infrastructure Corp., RB, Series A (continued):
5.75%, 2/15/47	$1,000	$1,175,450
(AGC), 5.00%, 2/15/47	1,250	1,285,975
(AGM), 5.00%, 2/15/47	750	771,585
(NPFGC), 4.50%, 2/15/47	1,000	1,024,550
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,178,660
4 World Trade Center Project, 5.00%, 11/15/44	1,250	1,441,500
4 World Trade Center Project, 5.75%, 11/15/51	545	652,311
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	1,100	1,215,863

		19,415,069
Education — 33.7%
Build NYC Resource Corp., Refunding RB:
City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 6/01/38	250	289,370
Ethical Culture Fieldston School Project, 5.00%, 6/01/33	300	354,279
Ethical Culture Fieldston School Project, 5.00%, 6/01/35	350	410,277
New York Law School Project, 5.00%, 7/01/41	130	149,178
New York Law School Project, 4.00%, 7/01/45	185	193,393
Packer Collegiate Institute Project, 5.00%, 6/01/40	690	796,964
City of New York Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/33	175	204,087
4.00%, 12/01/34	130	139,387
City of New York New York Trust for Cultural Resources, Refunding RB:
American Museum of Natural History, Series A, 5.00%, 7/01/37	440	518,637

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2016	1

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
City of New York New York Trust for Cultural Resources, Refunding RB (continued):
American Museum of Natural History, Series A, 5.00%, 7/01/41	$500	$583,790
Museum of Modern Art, Series 1A, 5.00%, 4/01/31	700	761,817
Wildlife Conservation Society, Series A, 5.00%, 8/01/42	410	473,948
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 9/01/40	1,645	1,864,640
Series B, 4.00%, 8/01/35	230	249,371
County of Madison New York Capital Resource Corp., Refunding RB, Colgate University Project, Series A, 4.50%, 7/01/39	1,500	1,664,820
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 7/01/31	500	573,720
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	400	464,540
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	180	201,364
5.00%, 7/01/42	115	128,309
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 7/01/32	500	584,570
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	250	289,797
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	1,000	1,147,970

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
Dobbs Ferry Local Development Corp., RB, Mercy College Project:
5.00%, 7/01/39	$1,000	$1,158,140
5.00%, 7/01/44	500	575,555
State of New York Dormitory Authority, RB:
Columbia University, Series A-2, 5.00%, 10/01/46	500	729,090
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	300	351,867
Fordham University, Series A, 5.00%, 7/01/28	500	588,960
New School (AGM), 5.50%, 7/01/43	350	407,060
New York University, Series B, 5.00%, 7/01/37	500	592,745
New York University, Series C, 5.00%, 7/01/18 (b)	1,000	1,086,380
Rochester Institute of Technology, 5.00%, 7/01/40	550	625,966
Series B, 5.75%, 3/15/36	600	681,528
Series C, 5.00%, 12/15/16 (b)	500	511,870
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	600	684,150
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	1,000	1,153,200
Teachers College, Series B, 5.00%, 7/01/42	300	349,248
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 7/01/34	200	239,860
Barnard College, Series A, 4.00%, 7/01/36	190	208,650
Barnard College, Series A, 5.00%, 7/01/43	2,960	3,471,251
Cornell University, Series A, 5.00%, 7/01/40	250	286,348
Fordham University, 5.00%, 7/01/44	640	744,224
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	1,600	1,897,472
New York University, Series A, 5.00%, 7/01/37	745	883,190
Pratt Institute, Series A, 5.00%, 7/01/44	500	571,295

2	BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	$1,500	$1,832,085
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	600	724,656
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	450	518,598
State University Dormitory Facilities, Series B, 5.00%, 7/01/32	545	662,998
Town of Hempstead New York Local Development Corp., Adelphi University Project, Refunding RB:
5.00%, 10/01/34	310	365,918
5.00%, 10/01/35	310	364,647

		34,311,179
Health — 12.9%
Buffalo & Erie County Industrial Land Development Corp., RB, 5.25%, 7/01/35	500	592,350
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 4/01/30	500	577,170
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/37	850	959,352
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	725	848,707
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 7/01/32	150	173,018
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	895	1,012,111

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
State of New York Dormitory Authority, RB:
Hudson Valley Hospital (BHAC) (FHA), 5.00%, 8/15/36	$1,250	$1,310,875
Mental Health Services (AGM), 5.00%, 8/15/18 (b)	5	5,460
Mental Health Services (AGM), 5.00%, 8/15/18 (b)	5	5,460
Mental Health Services (AGM), 5.00%, 2/15/22	985	1,075,738
Mental Health Services, 2nd Series (AGM), 5.00%, 8/15/18 (b)	5	5,460
New York University Hospitals Center, Series A, 6.00%, 7/01/20 (b)	250	299,223
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	500	541,825
State of New York Dormitory Authority, Refunding RB, Series A:
New York University Hospitals Center, 5.00%, 7/01/17 (b)	500	523,105
North Shore-Long Island Jewish Obligated Group, 5.00%, 5/01/32	750	865,492
North Shore-Long Island Jewish Obligated Group, 5.25%, 5/01/34	1,840	2,141,153
North Shore-Long Island Jewish Obligated Group, 5.00%, 5/01/41	750	853,342
North Shore-Long Island Jewish Obligated Group, 5.00%, 5/01/43	1,140	1,319,128

		13,108,969
Housing — 2.9%
City of New York New York Housing Development Corp., RB, M/F Housing, Series B1:
Fund Grant Program, New York City Housing Authority Program, 5.25%, 7/01/32	915	1,087,194
Fund Grant Program, New York City Housing Authority Program, 5.00%, 7/01/33	400	464,540
5.25%, 7/01/30	750	899,535

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2016	3

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (continued)
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	$500	$531,620

		2,982,889
State — 10.8%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	1,000	1,120,200
Series S-2 (AGM) (NPFGC), 5.00%, 1/15/37	850	871,607
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund:
Series B, 5.00%, 11/15/34	540	616,032
Sub-Series B-1, 5.00%, 11/15/31	750	906,270
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 5.00%, 10/15/31	750	926,542
State of New York Dormitory Authority, RB, General Purpose, Series B:
5.00%, 3/15/37	1,000	1,181,780
5.00%, 3/15/42	1,400	1,630,468
State of New York Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/18 (b)	1,000	1,096,880
State of New York Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	320	382,669
State of New York Thruway Authority, Refunding RB, 2nd General Highway & Bridge Trust, Series A, 5.00%, 4/01/32	250	297,615
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C:
5.00%, 3/15/30	500	602,085
5.00%, 3/15/32	1,000	1,195,840

Municipal Bonds	Par (000)	Value
New York (continued)
State (continued)
State of New York Urban Development Corp., Refunding RB, State Personal Income Tax, Series A, 4.00%, 3/15/37	$100	$110,119

		10,938,107
Tobacco — 0.3%
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 5/15/40	290	332,775
Transportation — 22.8%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	575	672,848
Series A-1, 5.25%, 11/15/34	270	329,241
Series C, 6.50%, 11/15/18 (b)	560	636,065
Series C, 6.50%, 11/15/28	190	216,380
Series D, 5.25%, 11/15/41	2,000	2,368,420
Series E, 5.00%, 11/15/38	650	774,514
Series H, 5.00%, 11/15/25	1,500	1,816,095
Metropolitan Transportation Authority, Refunding RB, Series D, 5.25%, 11/15/31	750	923,295
Port Authority of New York & New Jersey, ARB, Consolidated, 183rd Series, 4.00%, 6/15/44	1,000	1,090,350
Port Authority of New York & New Jersey, Refunding ARB:
179th Series, 5.00%, 12/01/38	245	293,128
Consolidated, 189th Series, 5.00%, 5/01/45	860	1,024,810
State of New York Thruway Authority, RB, Junior Lien, Series A, 5.25%, 1/01/56	490	587,495
State of New York Thruway Authority, Refunding RB, General:
Series H (AGM) (NPFGC), 5.00%, 1/01/37	4,000	4,248,080
Series I, 5.00%, 1/01/37	1,325	1,538,550
Series I, 5.00%, 1/01/42	425	493,497
Series K, 5.00%, 1/01/32	750	904,305
Triborough Bridge & Tunnel Authority, RB, Series B, 5.00%, 11/15/40	280	336,529
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32 (a)	635	396,278

4	BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB (continued):
General, Remarketing, Series A, 5.00%, 11/15/34	$1,000	$1,182,820
General, Series A, 5.25%, 11/15/45	370	450,523
Series C, 5.00%, 11/15/38	1,000	1,094,420
Sub-Series A, 5.00%, 11/15/29	1,485	1,778,793

		23,156,436
Utilities — 13.1%
Albany Municipal Water Finance Authority, Refunding RB, Series A, 5.00%, 12/01/33	1,000	1,168,370
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2015, Series HH, 5.00%, 6/15/39	1,000	1,197,550
Series DD, 5.00%, 6/15/32	1,100	1,192,378
Long Island Power Authority, RB, General, Electric Systems:
Series A (AGM), 5.00%, 5/01/36	500	571,250
Series C (CIFG), 5.25%, 9/01/29	1,000	1,277,700
Long Island Power Authority, Refunding RB, Electric Systems, Series A (AGC):
5.75%, 4/01/39	1,690	1,905,712
General, 6.00%, 5/01/19 (b)	2,000	2,290,460
State of New York Environmental Facilities Corp., RB, Series B, Revolving Funds, Green Bonds, 5.00%, 9/15/40	635	756,780
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	1,000	1,180,950
Utility Debt Securitization Authority, Refunding RB, Restructuring:
3.00%, 12/15/32	300	313,926
Series E, 5.00%, 12/15/41	1,000	1,198,130

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
Western Nassau County Water Authority, RB, Series A, 5.00%, 4/01/40	$250	$293,837

		13,347,043
Total Municipal Bonds in New York		117,912,557

Puerto Rico — 1.7%
Housing — 1.7%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,600	1,732,144
Total Municipal Bonds — 117.6%		119,644,701

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
New York — 38.4%
County/City/Special District/School District — 10.4%
City of New York New York, GO:
Fiscal 2015, Series B, 4.00%, 8/01/32	1,790	2,011,101
Sub-Series C-3 (AGC), 5.75%, 8/15/28 (d)	1,000	1,123,320
Sub-Series G-1, 5.00%, 4/01/29	1,000	1,185,570
Sub-Series I-1, 5.00%, 3/01/36	250	296,097
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	2,475	2,874,094
New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	500	611,750

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2016	5

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	$2,085	$2,451,439

		10,553,371
Education — 4.8%
State of New York Dormitory Authority, LRB, State University Dormitory Facilities, New York University, Series A, 5.00%, 7/01/35	1,999	2,330,771
State of New York Dormitory Authority, RB, New York University, Series A (AMBAC), 5.00%, 7/01/17 (b)	2,499	2,614,071

		4,944,842
State — 5.8%
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (d)	1,800	2,115,616
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	990	1,223,036
4.00%, 10/15/32	1,500	1,712,790
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 3/15/41	750	858,292

		5,909,734
Transportation — 7.1%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,495	4,164,381
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	735	894,620
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	800	939,328

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York (continued)
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/46	$1,000	$1,209,310

		7,207,639
Utilities — 10.3%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 6/15/18	114	125,410
5.75%, 6/15/40	381	418,946
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	2,249	2,631,026
Fiscal 2012, Series BB, 5.00%, 6/15/44	2,011	2,351,078
Series FF-2, 5.50%, 6/15/40	405	458,246
Utility Debt Securitization Authority, Refunding RB, 5.00%, 12/15/41	3,719	4,455,698

		10,440,404
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 38.4%		39,055,990
Total Long-Term Investments (Cost — $143,535,398) — 156.0%		158,700,691

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, 0.21% (e)(f)	1,726,435	1,726,435
Total Short-Term Securities (Cost — $1,726,435) — 1.7%		1,726,435

6	BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

Value
Total Investments (Cost — $145,261,833*) — 157.7%	$160,427,126
Other Assets Less Liabilities — 1.9%	1,900,872
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.8)%	(20,096,979)
VRDP Shares, at Liquidation Value — (39.8)%	(40,500,000)

Net Assets Applicable to Common Shares — 100.0%	$101,731,019

*	As of May 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$125,458,289

Gross unrealized appreciation	$15,165,293
Gross unrealized depreciation	(277,419)

Net unrealized appreciation	$14,887,874

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(d)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between February 15, 2017 to February 15, 2019, is $1,482,731.

(e)	During the period ended May 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at May 31, 2016	Value at May 31, 2016	Income	Realized
BIF New York Municipal Money Fund	767,884	(767,884)	—	—	$15	$129
BlackRock Liquidity Funds, MuniCash	—	1,726,435	1,726,435	$1,726,435	190	—
Total				$1,726,435	$205	$129

(f)	Current yield as of period end.

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2016	7

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(11)	5-Year U.S. Treasury Note	September 2016	$1,321,289	$(600)
(21)	10-Year U.S. Treasury Note	September 2016	$2,723,438	(853)
(9)	Long U.S. Treasury Bond	September 2016	$1,469,812	(2,827)
(2)	Ultra U.S. Treasury Bond	September 2016	$350,250	(965)
Total				$(5,245)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CIFG Assurance North America, Inc.
EDC	Economic Development Corp.
FHA	Federal Housing Administration
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

8	BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2016

Schedule of Investments (concluded)	BlackRock New York Municipal Income Quality Trust (BSE)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$158,700,691	—	$158,700,691
Short-Term Securities	$1,726,435	—	—	1,726,435

Total	$1,726,435	$158,700,691	—	$160,427,126

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(5,245)	—	—	$(5,245)

[1]    See above Schedule of Investments for values in each sector.

[2]    Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$77,300	—	—	$77,300
Liabilities:
TOB Trust Certificates	—	$(20,080,963)	—	(20,080,963)
VRDP Shares	—	(40,500,000)	—	(40,500,000)

Total	$77,300	$(60,580,963)	—	$(60,503,663)

During the period ended May 31, 2016, there were no transfers between levels.

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2016	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Quality Trust

Date: July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Quality Trust

Date: July 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Quality Trust

Date: July 22, 2016